Note 10 - Other Borrowings (Details) - Maturities of Other Borrowings (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Maturities of Other Borrowings [Abstract]
2015	$ 685
2015	4.01%
2016	502
2016	4.00%
2017	373
2017	4.00%
2018	252
2018	4.02%
2019	155
2019	4.04%
Beyond 2019	8,657
Beyond 2019	2.00%
Total	$ 10,624	$ 11,609
Total	2.37%